Fees Summary	Jul. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,000,000.00
Previously Paid Amount
Total Fee Amount	3,521.30
Total Offset Amount
Net Fee	$ 3,521.30